Investment Objectives and Goals - Emerging Markets Optical & Photonics ETF	Nov. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS OPTICAL & PHOTONICS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Emerging Markets Optical & Photonics ETF (the “Fund”) seeks long-term capital appreciation.